Document And Entity Information	Jun. 27, 2022
Document Information [Line Items]
Entity, Registrant Name	Pillarstone Capital REIT
Document, Type	8-K
Document, Period End Date	Jun. 27, 2022
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-15409
Entity, Tax Identification Number	39-6594066
Entity, Address, Address Line One	2600 South Gessner, Suite 555
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77063
City Area Code	832
Local Phone Number	810-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000928953